Loans and advances to customers - Post-model adjustments (Details) - Financial assets at amortized cost category - Impairment losses $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Loans and advances - Customers
Financial assets
Post-model adjustments or overlay	$ (1,458)
Loans and advances - Customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(613)
Loans and advances - Customers | Impairment overlay
Financial assets
Post-model adjustments or overlay	(845)
Loans and advances - Customers | Stage 1
Financial assets
Post-model adjustments or overlay	(397)
Loans and advances - Customers | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(397)
Loans and advances - Customers | Stage 2
Financial assets
Post-model adjustments or overlay	(1,021)
Loans and advances - Customers | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(202)
Loans and advances - Customers | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(819)
Loans and advances - Customers | Stage 3
Financial assets
Post-model adjustments or overlay	(40)
Loans and advances - Customers | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(14)
Loans and advances - Customers | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(26)
Commercial, financial and industrial loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(558)
Commercial, financial and industrial loans | Impairment overlay
Financial assets
Post-model adjustments or overlay	(572)
Commercial, financial and industrial loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(374)
Commercial, financial and industrial loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(176)
Commercial, financial and industrial loans | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(562)
Commercial, financial and industrial loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(8)
Commercial, financial and industrial loans | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(10)
Public sector loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(1)
Public sector loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(1)
Mortgage loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	30
Mortgage loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	4
Mortgage loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	6
Mortgage loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	20
Loans to customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(84)
Loans to customers | Impairment overlay
Financial assets
Post-model adjustments or overlay	(273)
Loans to customers | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(26)
Loans to customers | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(32)
Loans to customers | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(257)
Loans to customers | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(26)
Loans to customers | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(16)
Installment loans to individuals - Revolving consumer credit cards loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(67)
Installment loans to individuals - Revolving consumer credit cards loans | Impairment overlay
Financial assets
Post-model adjustments or overlay	(273)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(21)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(27)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(257)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(19)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay	(16)
Installment loans to individuals - Non-revolving consumer loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(17)
Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(5)
Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(5)
Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	$ (7)